Guarantor Financial Information (Condensed Consolidated Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	$ 2,337.0	$ 4,228.4	$ 1,463.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Movements in restricted cash	(32.0)	(32.6)	(5.3)
Purchases of subsidiary undertakings and businesses, net of cash acquired	(5,553.4)	(4,104.4)	(227.8)
Purchases of non-current investments	(9.5)	(23.1)	(10.6)
Proceeds from short-term investments	67.0	57.8	0.0
Proceeds received on sale of product rights	17.5	127.0	19.2
Proceeds from disposal of non-current investments	18.7	21.5	12.1
Other, net	(13.5)	0.2	8.5
Net Cash Provided by (Used in) Investing Activities	(5,619.9)	(4,030.6)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	3,760.8	2,310.8	0.0
Repayment of lines of credit	(3,110.9)	(1,461.8)	0.0
Payment of dividend	(134.4)	(121.2)	(96.4)
Excess tax benefit associated with exercise of stock options	32.4	39.7	13.4
Facility arrangement fee	(24.1)	(10.2)	(13.9)
Contingent consideration payments	(101.2)	(15.2)	(14.1)
Other, net	(0.2)	(0.2)	(7.0)
Net cash provided by/(used in) financing activities	439.0	554.5	(344.6)
Effect of foreign exchange rate changes on cash and cash equivalents	(3.0)	(9.3)	(0.3)
Cash and Cash Equivalents, Period Increase (Decrease)	(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	135.5	2,982.4	2,239.4
Consolidation, Eliminations [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	0.0	0.0	0.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	6,618.2	1,441.7	0.0
Movements in restricted cash	0.0	0.0
Purchases of subsidiary undertakings and businesses, net of cash acquired	0.0	0.0
Purchases of non-current investments	0.0	0.0	0.0
Proceeds received on sale of product rights	0.0	0.0
Other, net	0.0	0.0	0.0
Net Cash Provided by (Used in) Investing Activities	6,618.2	1,441.7
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	0.0	0.0	0.0
Repayment of lines of credit	0.0	0.0	0.0
Net proceeds from/(to) intercompany borrowings	(6,618.2)	(1,441.7)
Payment of dividend	0.0	0.0
Excess tax benefit associated with exercise of stock options	0.0	0.0
Facility arrangement fee	0.0	0.0	0.0
Contingent consideration payments	0.0	0.0
Other, net	0.0	0.0	0.0
Net cash provided by/(used in) financing activities	(6,618.2)	(1,441.7)	0.0
Effect of foreign exchange rate changes on cash and cash equivalents	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0
Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	2,337.0	4,228.4	1,463.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	0.0	0.0	0.0
Movements in restricted cash	32.0	32.6	5.3
Purchases of subsidiary undertakings and businesses, net of cash acquired	5,553.4	4,104.4	227.8
Purchases of non-current investments	124.2	100.1	167.6
Proceeds received on sale of product rights	17.5	127.0	19.2
Other, net	(72.2)	(79.5)	(20.6)
Net Cash Provided by (Used in) Investing Activities	(5,619.9)	(4,030.6)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	3,760.8	2,310.8	0.0
Repayment of lines of credit	3,110.9	1,461.8	0.0
Net proceeds from/(to) intercompany borrowings	0.0	0.0
Payment of dividend	134.4	121.2	96.4
Excess tax benefit associated with exercise of stock options	32.4	39.7	13.4
Facility arrangement fee	24.1	10.2	0.0
Contingent consideration payments	101.2	15.2	14.1
Other, net	16.4	(187.6)	(247.5)
Net cash provided by/(used in) financing activities	439.0	554.5	(344.6)
Effect of foreign exchange rate changes on cash and cash equivalents	(3.0)	(9.3)	(0.3)
Cash and Cash Equivalents, Period Increase (Decrease)	(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	135.5	2,982.4	2,239.4
Shire Plc ( Parent Guarantor)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	(133.5)	1,512.6	(78.2)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	(3,570.0)	(1,900.0)	0.0
Movements in restricted cash	0.0	0.0
Purchases of subsidiary undertakings and businesses, net of cash acquired	0.0	0.0
Purchases of non-current investments	0.0	0.0	0.0
Proceeds received on sale of product rights	0.0	0.0	0.0
Other, net	0.0	0.0	0.0
Net Cash Provided by (Used in) Investing Activities	(3,570.0)	(1,900.0)	0.0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	3,760.0	2,310.0	0.0
Repayment of lines of credit	3,110.0	1,460.0	0.0
Net proceeds from/(to) intercompany borrowings	3,048.2	(458.3)	259.8
Payment of dividend	6.8	8.9	5.7
Excess tax benefit associated with exercise of stock options	0.0	0.0
Facility arrangement fee	4.5	10.6	0.0
Contingent consideration payments	0.0	0.0
Other, net	16.6	15.2	(175.9)
Net cash provided by/(used in) financing activities	3,703.5	387.4	78.2
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0
SAIIDAC ( Subsidiary issuer)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	0.0	0.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	0.0	0.0	0.0
Movements in restricted cash	0.0	0.0
Purchases of subsidiary undertakings and businesses, net of cash acquired	0.0	0.0
Purchases of non-current investments	0.0	0.0	0.0
Proceeds received on sale of product rights	0.0	0.0	0.0
Other, net	0.0	0.0	0.0
Net Cash Provided by (Used in) Investing Activities	0.0	0.0	0.0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	0.0	0.0	0.0
Repayment of lines of credit	0.0	0.0	0.0
Net proceeds from/(to) intercompany borrowings
Payment of dividend	0.0	0.0
Excess tax benefit associated with exercise of stock options	0.0	0.0
Facility arrangement fee	0.0	0.0	0.0
Contingent consideration payments	0.0	0.0
Other, net	0.0	0.0	0.0
Net cash provided by/(used in) financing activities	0.0	0.0	0.0
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0
Baxalta (Subsidiary Issuer)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	0.0	0.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	0.0	0.0	0.0
Movements in restricted cash	0.0	0.0
Purchases of subsidiary undertakings and businesses, net of cash acquired	0.0	0.0
Purchases of non-current investments	0.0	0.0	0.0
Proceeds received on sale of product rights	0.0	0.0	0.0
Other, net	0.0	0.0	0.0
Net Cash Provided by (Used in) Investing Activities	0.0	0.0	0.0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	0.0	0.0	0.0
Repayment of lines of credit	0.0	0.0	0.0
Net proceeds from/(to) intercompany borrowings
Payment of dividend	0.0	0.0
Excess tax benefit associated with exercise of stock options	0.0	0.0
Facility arrangement fee	0.0	0.0	0.0
Contingent consideration payments	0.0	0.0
Other, net	0.0	0.0	0.0
Net cash provided by/(used in) financing activities	0.0	0.0	0.0
Effect of foreign exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0
Non-Guarantor Non-Issuer Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	2,470.5	2,715.8	1,541.2
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	(3,048.2)	458.3	0.0
Movements in restricted cash	32.0	32.6	5.3
Purchases of subsidiary undertakings and businesses, net of cash acquired	5,553.4	4,104.4	227.8
Purchases of non-current investments	124.2	100.1	167.6
Proceeds received on sale of product rights	17.5	127.0	19.2
Other, net	(72.2)	(79.5)	(20.6)
Net Cash Provided by (Used in) Investing Activities	(8,668.1)	(3,572.3)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	0.8	0.8	0.0
Repayment of lines of credit	0.9	1.8	0.0
Net proceeds from/(to) intercompany borrowings	3,570.0	1,900.0	(259.8)
Payment of dividend	127.6	112.3	90.7
Excess tax benefit associated with exercise of stock options	32.4	39.7	13.4
Facility arrangement fee	19.6	(0.4)	0.0
Contingent consideration payments	101.2	15.2	14.1
Other, net	(0.2)	(202.8)	(71.6)
Net cash provided by/(used in) financing activities	3,353.7	1,608.8	(422.8)
Effect of foreign exchange rate changes on cash and cash equivalents	(3.0)	(9.3)	(0.3)
Cash and Cash Equivalents, Period Increase (Decrease)	(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	135.5	2,982.4	2,239.4
Non-Guarantor Subsidiaries of SAIIDAC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	2,470.5	2,715.8	1,541.2
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	(3,048.2)	458.3	0.0
Movements in restricted cash	32.0	32.6	5.3
Purchases of subsidiary undertakings and businesses, net of cash acquired	5,553.4	4,104.4	227.8
Purchases of non-current investments	124.2	100.1	167.6
Proceeds received on sale of product rights	17.5	127.0	19.2
Other, net	(72.2)	(79.5)	(20.6)
Net Cash Provided by (Used in) Investing Activities	(8,668.1)	(3,572.3)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	0.8	0.8	0.0
Repayment of lines of credit	0.9	1.8	0.0
Net proceeds from/(to) intercompany borrowings	3,570.0	1,900.0	(259.8)
Payment of dividend	127.6	112.3	90.7
Excess tax benefit associated with exercise of stock options	32.4	39.7	13.4
Facility arrangement fee	19.6	(0.4)	0.0
Contingent consideration payments	101.2	15.2	14.1
Other, net	(0.2)	(202.8)	(71.6)
Net cash provided by/(used in) financing activities	3,353.7	1,608.8	(422.8)
Effect of foreign exchange rate changes on cash and cash equivalents	(3.0)	(9.3)	(0.3)
Cash and Cash Equivalents, Period Increase (Decrease)	(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	135.5	2,982.4	2,239.4
Non-Guarantor Subsidiaries of Baxalta
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided by (Used in) Operating Activities	2,470.5	2,715.8	1,541.2
CASH FLOWS FROM INVESTING ACTIVITIES:
Net transactions with subsidiaries	(3,048.2)	458.3	0.0
Movements in restricted cash	32.0	32.6	5.3
Purchases of subsidiary undertakings and businesses, net of cash acquired	5,553.4	4,104.4	227.8
Purchases of non-current investments	124.2	100.1	167.6
Proceeds received on sale of product rights	17.5	127.0	19.2
Other, net	(72.2)	(79.5)	(20.6)
Net Cash Provided by (Used in) Investing Activities	(8,668.1)	(3,572.3)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long-term and short-term borrowings	0.8	0.8	0.0
Repayment of lines of credit	0.9	1.8	0.0
Net proceeds from/(to) intercompany borrowings	3,570.0	1,900.0	(259.8)
Payment of dividend	127.6	112.3	90.7
Excess tax benefit associated with exercise of stock options	32.4	39.7	13.4
Facility arrangement fee	19.6	(0.4)	0.0
Contingent consideration payments	101.2	15.2	14.1
Other, net	(0.2)	(202.8)	(71.6)
Net cash provided by/(used in) financing activities	3,353.7	1,608.8	(422.8)
Effect of foreign exchange rate changes on cash and cash equivalents	(3.0)	(9.3)	(0.3)
Cash and Cash Equivalents, Period Increase (Decrease)	(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	$ 135.5	$ 2,982.4	$ 2,239.4